Mortgage Banking Activities, Managed Servicing Portfolio (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Residential mortgage servicing rights [Member]
Components of Managed Servicing Portfolio [Abstract]
Serviced and subserviced for others (1)	$ 488,000	$ 560,000
Owned loans serviced	252,000	262,000
Total managed servicing portfolio	740,000	822,000
Total serviced for others, excluding subserviced for others	$ 487,000	$ 560,000
MSRs as a percentage of loans serviced for others	1.41%	1.33%
Weighted average note rate (mortgage loans serviced for others)	3.76%	3.76%
Servicer advances, net of an allowance for uncollectible amounts	$ 977	$ 1,103
Commercial mortgage servicing [Member]
Components of Managed Servicing Portfolio [Abstract]
Serviced and subserviced for others (1)	531,000	548,000
Owned loans serviced	117,000	128,000
Total managed servicing portfolio	648,000	676,000
Total serviced for others, excluding subserviced for others	$ 522,000	$ 539,000
MSRs as a percentage of loans serviced for others	0.18%	0.19%
Weighted average note rate (mortgage loans serviced for others)	5.05%	5.27%
Servicer advances, net of an allowance for uncollectible amounts	$ 1,173	$ 1,031